Deposits	12 Months Ended
Dec. 31, 2015
Deposits

Note 9. Deposits

The aggregate amount of time deposits in denominations of $250,000 or more at December 31, 2015 and 2014 was $20.3 million and $16.5 million, respectively.

At December 31, 2015, the scheduled maturities of time deposits are as follows (in thousands):

2016	$56,692
2017	12,717
2018	36,506
2019	4,397
2020	17,076
Thereafter	—

$127,388

At December 31, 2015 and 2014, overdraft demand deposits reclassified to loans totaled $56 thousand and $85 thousand, respectively.

At December 31, 2015 and 2014, the Company had wholesale deposits of $15.5 million and $8.0 million, respectively.